Distribution of Income from Operations by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	$ 16,640	$ 15,506	$ 28,372	$ 31,477
Restructuring and other non- recurring items	(5,636)		(5,636)	(5,002)
Income from operations	11,004	15,506	22,736	26,475
Ireland
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	1,770	(4,386)	(4,526)	(1,797)
Restructuring and other non- recurring items	(2,075)		(2,075)	(85)
Income from operations	(305)	(4,386)	(6,601)	(1,882)
Rest Of Europe
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	7,247	11,368	16,968	16,841
Restructuring and other non- recurring items	(546)		(546)	(1,803)
Income from operations	6,701	11,368	16,422	15,038
U.S.
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	4,362	6,600	10,919	12,891
Restructuring and other non- recurring items	(2,650)		(2,650)	(3,114)
Income from operations	1,712	6,600	8,269	9,777
Rest of World
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	3,261	1,924	5,011	3,542
Restructuring and other non- recurring items	(365)		(365)
Income from operations	$ 2,896	$ 1,924	$ 4,646	$ 3,542